Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 16,394,982	$ 10,414,132
Special Accounts as Collateral – Argentine Central Bank	18,517,152	17,274,590
Trust as Collateral		563,692
Forward Purchases of Monetary Regulatory Instruments	323,534
Total	$ 35,235,668	$ 28,252,414